Taxation - Components of tax assets and tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 18,340	$ 11,741
Foreign tax credit carryforwards	180,510	198,263
Tax loss carryforwards	106,555	57,485
Unearned premiums	36,421	34,760
Statutory basis funds held	58,899	0
Unrealized appreciation and timing differences on foreign exchange revaluations	3,838	20,493
Other deferred tax assets	47,034	42,754
Deferred tax assets before valuation allowance	451,597	365,496
Valuation allowance	(211,798)	(211,167)
Deferred tax assets	239,799	154,329
Deferred tax liabilities
Deferred acquisition costs	75,924	67,850
Goodwill and other intangibles	56,870	58,224
Statutory basis reserves	114,240	0
Equalization reserves	7,192	7,366
Unrealized appreciation and timing differences on investments	4,877	46,389
Other deferred tax liabilities	25,794	26,763
Deferred tax liabilities	284,897	206,592
Net deferred tax liabilities	$ (45,098)	$ (52,263)